                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-00487

                          SECURITY LARGE CAP VALUE FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                          SECURITY LARGE CAP VALUE FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: September 30

                     Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.       SCHEDULE OF INVESTMENTS.


                                 SCHEDULE OF INVESTMENTS
                                JUNE 30, 2005 (UNAUDITED)
                              SECURITY LARGE CAP VALUE FUND


                                                           NUMBER OF           MARKET
                                                            SHARES              VALUE
                                                         -----------       ------------

COMMON STOCKS - 90.3%

AEROSPACE & DEFENSE - 2.0%
United Technologies Corporation                            20,500          $  1,052,675
                                                                           ------------

AGRICULTURAL PRODUCTS - 2.1%
Archer-Daniels-Midland Company                             51,400             1,098,932
                                                                           ------------

BROADCASTING & CABLE TV - 2.0%
Clear Channel Communications, Inc.                         34,700             1,073,271
                                                                           ------------

COMMUNICATIONS EQUIPMENT - 1.4%
3Com Corporation*                                         213,700               777,868
                                                                           ------------

COMPUTER HARDWARE - 2.0%
Hewlett-Packard Company                                    44,600             1,048,546
                                                                           ------------

CONSTRUCTION & ENGINEERING - 0.8%
McDermott International, Inc.*                              9,200               193,200
Shaw Group, Inc.*                                          11,400               245,214
                                                                           ------------

                                                                                438,414
                                                                           ------------

DIVERSIFIED CHEMICALS - 3.9%
Dow Chemical Company                                       23,800             1,059,814
E.I. du Pont de Nemours & Company                          24,100             1,036,541
                                                                           ------------

                                                                              2,096,355
                                                                           ------------

DIVERSIFIED METALS & MINING - 2.0%
Phelps Dodge Corporation                                   11,400             1,054,500
                                                                           ------------

DRUG RETAIL - 3.0%
CVS Corporation                                            54,800             1,593,036
                                                                           ------------

ELECTRIC UTILITIES - 8.1%
Edison International                                       26,400             1,070,520
Entergy Corporation                                        14,200             1,072,810
Exelon Corporation                                         21,200             1,088,196
PG&E Corporation                                           28,600             1,073,644
                                                                           ------------

                                                                              4,305,170
                                                                           ------------

EXCHANGE TRADED FUNDS - 9.5%
iShares Russell 1000 Value Index Fund                      24,000             1,594,560
iShares S&P 500/BARRA Value Index Fund                     25,700             1,602,138
iShares S&P 500 Index Fund                                 15,700             1,869,399
                                                                           ------------

                                                                              5,066,097
                                                                           ------------

HEALTH CARE EQUIPMENT - 3.0%
Fisher Scientific International, Inc.*                     24,900             1,616,010
                                                                           ------------

INDUSTRIAL CONGLOMERATES - 6.1%
General Electric Company                                   47,400             1,642,410
Tyco International, Ltd.                                   54,800             1,600,160
                                                                           ------------

                                                                              3,242,570
                                                                           ------------

                                 SCHEDULE OF INVESTMENTS
                                JUNE 30, 2005 (UNAUDITED)
                              SECURITY LARGE CAP VALUE FUND


                                                 NUMBER OF           MARKET
                                                  SHARES             VALUE
                                                -----------        ----------

COMMON STOCKS (CONTINUED)

INSURANCE BROKERS - 3.0%
Marsh & McLennan Companies, Inc.                   58,300          $1,614,910
                                                                   ----------

INTEGRATED OIL & GAS - 7.1%
Chevron Corporation                                20,300           1,135,176
ConocoPhillips                                     19,100           1,098,059
Exxon Mobil Corporation                            27,600           1,586,172
                                                                   ----------

                                                                    3,819,407
                                                                   ----------

INTEGRATED TELECOMMUNICATION SERVICES - 2.0%
Alltel Corporation                                  8,100             504,468
Sprint Corporation                                 23,100             579,579
                                                                   ----------

                                                                    1,084,047
                                                                   ----------

IT CONSULTING & OTHER SERVICES - 0.4%
Unisys Corporation*                                31,300             198,129
                                                                   ----------

LIFE & HEALTH INSURANCE - 0.5%
Genworth Financial, Inc.                            8,300             250,909
                                                                   ----------

MANAGED HEALTH CARE - 3.0%
WellPoint, Inc.*                                   23,100           1,608,684
                                                                   ----------

MOVIES & ENTERTAINMENT - 7.0%
News Corporation                                   65,900           1,066,262
Time Warner, Inc.*                                 96,000           1,604,160
Viacom, Inc. (Cl.B)                                32,900           1,053,458
                                                                   ----------

                                                                    3,723,880
                                                                   ----------

MULTI-LINE INSURANCE - 4.0%
American International Group, Inc.                 36,700           2,132,270
                                                                   ----------

OIL & GAS EQUIPMENT & SERVICES - 2.0%
Halliburton Company                                22,400           1,071,168
                                                                   ----------

OIL & GAS REFINING & MARKETING - 0.3%
Sasol, Ltd. ADR                                     6,300             169,974
                                                                   ----------

OIL & GAS STORAGE & TRANSPORTATION - 2.0%
Williams Companies, Inc.                           57,500           1,092,500
                                                                   ----------

OTHER DIVERSIFIED FINANCIAL SERVICES - 4.0%
Citigroup, Inc.                                    23,000           1,063,290
JP Morgan Chase & Company                          29,900           1,056,068
                                                                   ----------

                                                                    2,119,358
                                                                   ----------

PACKAGED FOODS & MEATS - 1.2%
Tyson Foods, Inc.                                  35,500             631,900
                                                                   ----------

PHARMACEUTICALS - 0.0%
Abbott Laboratories                                   100               4,901
                                                                   ----------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                          SECURITY LARGE CAP VALUE FUND


                                                                                   PRINCIPAL
                                                                                   AMOUNT OR
                                                                                    NUMBER OF         MARKET
                                                                                     SHARES            VALUE
                                                                                   -----------     ------------

COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE - 1.4%
Berkshire Hathaway, Inc.*                                                                   9      $    751,500
                                                                                                   ------------

RAILROADS - 2.0%
Union Pacific Corporation                                                              16,500         1,069,200
                                                                                                   ------------

SPECIALTY CHEMICALS  - 2.0%
Rohm & Haas Company                                                                    23,200         1,075,088
                                                                                                   ------------

THRIFTS & MORTGAGE FINANCE - 0.2%
PMI Group, Inc.                                                                         2,800           109,144
                                                                                                   ------------

TOBACCO - 1.5%
Altria Group, Inc.                                                                     12,400           801,784
                                                                                                   ------------

TRADING COMPANIES & DISTRIBUTORS - 0.8%
Hughes Supply, Inc.                                                                    14,600           410,260
                                                                                                   ------------

TOTAL COMMON STOCKS
(cost $47,220,568)                                                                                   48,202,457
                                                                                                   ------------

CORPORATE BONDS - 0.0%
SERVICES - 0.0%
American Eco Corporation, 9.625% - 2008(* 1, 2)                                      $125,000                --
                                                                                                   ------------

TOTAL CORPORATE BONDS
(cost $125,000)                                                                                              --
                                                                                                   ------------
TOTAL INVESTMENTS - 90.3%
(cost $47,345,568)                                                                                   48,202,457
CASH AND OTHER ASSETS, LESS LIABILITIES - 9.7%                                                        5,196,450
                                                                                                   ------------
TOTAL NET ASSETS - 100.0%                                                                          $ 53,398,907
                                                                                                   ============

For federal income tax purposes the identified cost of investments owned at June 30, 2005 was $47,606,547. For federal income tax purposes, the net unrealized appreciation on investments amounted to $595,910, which consisted of $1,794,536 of aggregate gross unrealized appreciation, and $1,198,626 of aggregate gross unrealized depreciation.

*  Non-income producing security.
ADR (American Depositary Receipt)
(1) Security is in default due to bankruptcy.
(2) Security is fair valued by the Board of Directors and illiquid. The total market value of fair valued and illiquid securities amounts to $0 or 0.0% of total assets

                             SCHEDULE OF INVESTMENTS
                            June 30, 2005 (Unaudited)

                          Security Large Cap Value Fund


SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

         Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2.       CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.       EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SECURITY LARGE CAP VALUE FUND

                                        By:      Michael G. Odlum
                                                 -------------------------------
                                                 Michael G. Odlum, President

                                        Date:    August 26, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        By:     Michael G. Odlum
                                                --------------------------------
                                                Michael G. Odlum, President

                                        Date:    August 26, 2005


                                        By:      Brenda M. Harwood
                                                 -------------------------------
                                                 Brenda M. Harwood, Treasurer

                                        Date:    August 26, 2005